Consolidated Statement of Financial Position	Dec. 31, 2022 GBP (£)
Non-current assets
Property, plant and equipment	£ 2,690,000
Right of use assets	3,121,000
Intangible assets	2,048,000
Non-current assets	7,859,000
Current assets
Trade and other receivables	18,864,000
Financial assets at amortized cost	59,886,000
Restricted cash	1,700,000
Cash and cash equivalents	62,927,000
Current assets	143,377,000
Total assets	151,236,000
Equity
Share capital	16,000
Other reserve	94,857,000
Share premium	257,197,000
Accumulated deficit	(344,752,000)
Total Shareholder's (deficit)/equity	7,318,000
Non-current liabilities
Lease liabilities	2,645,000
Provisions	365,000
Trade and other payables	4,153,000
Non-current liabilities	7,163,000
Current liabilities
Derivative financial liabilities	115,247,000
Lease liabilities	516,000
Warrant liabilities	4,961,000
Trade and other payables	16,031,000
Current liabilities	136,755,000
Total liabilities	143,918,000
Total equity and liabilities	£ 151,236,000